Statements of Cash Flow Data (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Information
Cash paid for interest	$ 652,150	$ 662,264	$ 875,006	$ 537,512	$ 545,406
Cash received for interest	26,242	26,771	36,242	22,431	11,468
Cash paid for income taxes	4,355	751	1,351	20,624	14,661
Cash paid for income taxes to DISH Network	322,632	274,894	433,120	272,599	384,462
Satellites and other assets financed under capital lease obligations	3,462	904	1,070	5,857	10,548
Receipt of marketable investment securities with no cash consideration				13,237
Net satellite broadband assets distributed to DISH Network				$ 8,628